Other assets - Schedule of Investment Property (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Acquisition of new properties	£ 450	£ 60
Additional expenditure on existing properties	19	50
Change in fair value (note 7)	(87)	(511)	£ 575
Cost or valuation | Investment property
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	2,532	3,612
Change in fair value (note 7)	(87)	(511)
Disposals	(52)	(679)
At 31 December	£ 2,862	£ 2,532	£ 3,612